Segmented Reporting	12 Months Ended
Dec. 31, 2021
Disclosure of Segmented Reporting [Abstract]
Segmented Reporting
19.	SEGMENTED REPORTING
The reportable operating segments are those operations for which operating results are reviewed by the CEO who is the chief operating decision maker regarding decisions about resources to be allocated to the segment and to assess performance provided those operations pass certain quantitative thresholds. Operations with revenues, earnings or losses or assets that exceed 10% of total consolidated revenue, earnings or losses or assets are reportable segments.
As a result of the asset acquisition of Kennady, which included all mineral rights of the KNP, the Company now owns multiple diamond projects in the Northwest Territories, Canada. The GK Mine is a diamond mine in operations, while the KNP resource continues to be developed through exploration and evaluation programs.
As at and for the year ended December 31, 2021

	GK Mine	KNP	Total

Sales	$308,723	$-	$308,723

Cost of sales:

Production costs	140,099	-	140,099

Cost of acquired diamonds	15,723	-	15,723

Depreciation and depletion	39,173	-	39,173

Earnings from mine operations	113,728	-	113,728

Impairment reversal on property, plant and equipment	(240,593)	-	(240,593)

Exploration and evaluation expenses	604	4,943	5,547

Selling, general and administrative expenses	13,816	42	13,858

Operating income (loss)	339,901	(4,985)	334,916

Net finance expenses	(40,367)	(6)	(40,373)

Other income	-	143	143

Derivative losses	(67)	-	(67)

Foreign exchange gains	2,268	-	2,268

Net income (loss) before taxes	$301,735	$(4,848)	$296,887

Total assets	$705,465	$172,032	$877,497

Total liabilities	$523,397	$3,365	$526,762

As at and for the year ended December 31, 2020

	GK Mine	KNP	Total

Sales	$ 226,993	$-	$ 226,993

Cost of sales:

Production costs	153,679	-	153,679

Cost of acquired diamonds	11,088	-	11,088

Depreciation and depletion	63,711	-	63,711

Loss from mine operations	(1,485)	-	(1,485)

Impairment loss on property, plant and equipment	217,366	-	217,366

Exploration and evaluation expenses	1,076	2,731	3,807

Selling, general and administrative expenses	13,110	43	13,153

Operating loss	(233,037)	(2,774)	(235,811)

Net finance expenses	(39,920)	(77)	(39,997)

Derivative gains	127	-	127

Foreign exchange gains	12,252	-	12,252

Net loss before taxes	$ (260,578)	$ (2,851)	$ (263,429)

Total assets	$ 424,272	$ 171,057	$ 595,329

Total liabilities	$ 519,074	$ 2,555	$521,629